Exhibit 99.1

Nissan Auto Receivables 2015-B Owner Trust

Asset-Backed Notes

Sample Receivable Agreed-Upon Procedures

Report To:

Nissan Auto Receivables Corporation II

Nissan Motor Acceptance Corporation

Citigroup Global Markets Inc.

6 July 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Nissan Auto Receivables Corporation II

Nissan Motor Acceptance Corporation

One Nissan Way

Franklin, Tennessee 37067

Citigroup Global Markets Inc.

390 Greenwich Street, 1st Floor

New York, New York 10013

Re:	Nissan Auto Receivables 2015-B Owner Trust
Asset-Backed Notes (the “Notes”)
Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Nissan Auto Receivables Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of motor vehicle retail installment contracts and installment loans that are backed by new, near new and used automobiles and light-duty trucks (the “Receivables”) relating to the Nissan Auto Receivables 2015-B Owner Trust securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, Nissan Motor Acceptance Corporation (the “Sponsor”), on behalf of the Depositor, provided us with the following information:

a.	Electronic data files labeled:

i.	“BANKFILE1_P702_COM_D061915.txt” and the corresponding record layout and decode information (the “Initial Preliminary Data File”), which the Sponsor, on behalf of the Depositor, indicated contains information as of 31 May 2015 (the “Preliminary Cut-off Date”) on certain motor vehicle retail installment contracts and installment loans (the “Preliminary Statistical Receivables”) that are expected to be representative of the Receivables,

ii.	“AUTO DECISIONED TABLE 15-B.xlsx” (the “Preliminary Auto Decision Data File”), which the Sponsor, on behalf of the Depositor, indicated contains information related to the “approval type” characteristic for the Preliminary Statistical Receivables on the Initial Preliminary Data File,

iii.	“BANKFILE1_P702_D070115.txt” and the corresponding record layout and decode information (the “Statistical Data File”), which the Sponsor, on behalf of the Depositor, indicated contains information as of 30 June 2015 (the “Cut-off Date”) on certain motor vehicle retail installment contracts and installment loans (the “Statistical Receivables”) that are expected to be representative of the Receivables and

iv.	“NAR 15-B AUTO DECISIONED TABLE.XLSX” (the “Auto Decision Data File,” together with the Initial Preliminary Data File, Preliminary Auto Decision Data File and Statistical Data File, the “Provided Data Files”), which the Sponsor, on behalf of the Depositor, indicated contains information related to the “approval type” characteristic for the Statistical Receivables on the Statistical Data File,

b.	Imaged copies of:

i.	The retail installment contract, retail installment sale contract, simple interest retail installment contract or motor vehicle retail installment contract (collectively, the “Contract”),

ii.	Certain printed screen shots and payment histories from the Sponsor’s loan servicing system (the “System Screen Shots”) and

iii.	The certificate of title, notice of recorded lien, notice of lien, application for title, lien and title information form, notice of lien application, lien holders release forms, Maryland notice of security interest filing, report of sale – used vehicle, certificate of origin for a vehicle, Missouri vehicle record, electronic dealer, rebuilder or lessor’s report of sale or leases, application for certificate of ownership, certificate of registration, lien entry form or application for certificate of title (collectively, the “Title,” and together with the Contract and System Screen Shots, the “Source Documents”)

relating to the Sample Receivables (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Provided Data Files, which are listed on Exhibit 2 to Attachment A and

d.	Instructions, assumptions and methodologies (which are described in Attachment A).

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, the Source Documents, the Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 July 2015

Attachment A Page 1 of 2

Procedures we performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, for each Preliminary Statistical Receivable on the Initial Preliminary Data File, we appended the Initial Preliminary Data File with the corresponding “approval type” information on the Preliminary Auto Decision Data File. The Initial Preliminary Data File, as appended, is hereinafter referred to as the “Preliminary Data File.”

2.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Preliminary Statistical Receivables from the Preliminary Data File (the “Sample Receivables”). The Sample Receivables are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they selected the number of Sample Receivables that we were instructed to randomly select from the Preliminary Data File.

3.	For each Sample Receivable, we performed the following procedures:

a.	We compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on the Source Documents, subject to the instructions provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

b.	We observed that the corresponding Contract contained a signature in the borrower signature section of the Contract. We performed no procedures to determine the validity of the signature contained on the Contract.

c.	We observed that the Sponsor or Infiniti Financial Services (“IFS”) was the named lien holder or owner on the Title, or that the lien holder or owner had assigned the motor vehicle securing the Sample Receivable to the Sponsor or IFS on the Title.

A member firm of Ernst & Young Global Limited

Attachment A Page 2 of 2

4.	As instructed by the Sponsor, on behalf of the Depositor, for each Statistical Receivable on the Statistical Data File, we appended the Statistical Data File with the corresponding “approval type” information on the Auto Decision Data File. The Statistical Data File, as appended, is hereinafter referred to as the “Final Data File.”

5.	For each motor vehicle retail installment contract and installment loan on the Preliminary Data File and Final Data File, we compared the account number (the “Account Number”) on the Preliminary Data File to the corresponding Account Number on the Final Data File and noted that:

a.	15,112 of the Statistical Receivables included on the Final Data File were not included on the Preliminary Data File,

b.	18,669 of the Preliminary Statistical Receivables included on the Preliminary Data File were not included on the Final Data File (the “Removed Receivables”) and

c.	19 of the Removed Receivables were Sample Receivables (the “Removed Sample Receivables”), which are identified on Exhibit 1 to Attachment A.

6.	For the 106 Sample Receivables that were included on the Final Data File, we compared the Sample Characteristics listed on Exhibit 2 (except for the next payment due date and current principal balance Sample Characteristics, which the Sponsor, on behalf of the Depositor, instructed us not to compare due to the passage of time between the Preliminary Cut-off Date and the Cut-off Date), all as shown on the Preliminary Data File, to the corresponding information on the Final Data File. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Receivables

Sample Receivable Number	Account Number	Removed Sample Receivable

1	XXXXXXXX373460001	X
2	XXXXXXXX614360001
3	XXXXXXXX102520001
4	XXXXXXXX836000001
5	XXXXXXXX689920001
6	XXXXXXXX002990001
7	XXXXXXXX401010001
8	XXXXXXXX163320001
9	XXXXXXXX810150001
10	XXXXXXXX595520001
11	XXXXXXXX804280001
12	XXXXXXXX048390001
13	XXXXXXXX055150001
14	XXXXXXXX521000001
15	XXXXXXXX643990001
16	XXXXXXXX290580001
17	XXXXXXXX007230001
18	XXXXXXXX013870001
19	XXXXXXXX330980001
20	XXXXXXXX358240001
21	XXXXXXXX271800001
22	XXXXXXXX436010001
23	XXXXXXXX602320001
24	XXXXXXXX893630001
25	XXXXXXXX449830001
26	XXXXXXXX502390001
27	XXXXXXXX869600001
28	XXXXXXXX135950001
29	XXXXXXXX328160001
30	XXXXXXXX334550001
31	XXXXXXXX742400001
32	XXXXXXXX338830001
33	XXXXXXXX704530001
34	XXXXXXXX750050001
35	XXXXXXXX807570001
36	XXXXXXXX993520001
37	XXXXXXXX319900001

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A

Sample Receivable Number	Account Number	Removed Sample Receivable

38	XXXXXXXX936160001
39	XXXXXXXX597260001
40	XXXXXXXX507870001
41	XXXXXXXX592640001
42	XXXXXXXX137590001
43	XXXXXXXX222460001
44	XXXXXXXX176690001
45	XXXXXXXX721950001
46	XXXXXXXX773480001
47	XXXXXXXX829720001
48	XXXXXXXX433590001
49	XXXXXXXX591420001	X
50	XXXXXXXX987570001
51	XXXXXXXX159130001
52	XXXXXXXX047520001
53	XXXXXXXX057690001
54	XXXXXXXX608590001
55	XXXXXXXX613850001
56	XXXXXXXX882030001
57	XXXXXXXX359910001
58	XXXXXXXX765010001
59	XXXXXXXX870690001
60	XXXXXXXX686650001
61	XXXXXXXX862560001
62	XXXXXXXX586370001
63	XXXXXXXX854990001
64	XXXXXXXX063320001
65	XXXXXXXX708870001
66	XXXXXXXX791510001
67	XXXXXXXX051360001
68	XXXXXXXX408770001
69	XXXXXXXX570120001
70	XXXXXXXX005780001
71	XXXXXXXX127730001
72	XXXXXXXX174380001
73	XXXXXXXX483520001
74	XXXXXXXX851580001	X
75	XXXXXXXX160880001
76	XXXXXXXX530990001

Exhibit 1 to Attachment A

Sample Receivable Number	Account Number	Removed Sample Receivable

77	XXXXXXXX972580001
78	XXXXXXXX249160001
79	XXXXXXXX318900001
80	XXXXXXXX507550001
81	XXXXXXXX941830001
82	XXXXXXXX272030001
83	XXXXXXXX388120001
84	XXXXXXXX417830001
85	XXXXXXXX427200001
86	XXXXXXXX727670001
87	XXXXXXXX901290001	X
88	XXXXXXXX970960001
89	XXXXXXXX097680001
90	XXXXXXXX237550001
91	XXXXXXXX513840001
92	XXXXXXXX221410001
93	XXXXXXXX409720001
94	XXXXXXXX331290001
95	XXXXXXXX025810001
96	XXXXXXXX153970001
97	XXXXXXXX420520001
98	XXXXXXXX550220001
99	XXXXXXXX625250001	X
100	XXXXXXXX753030001
101	XXXXXXXX001330001
102	XXXXXXXX981250001	X
103	XXXXXXXX225140001	X
104	XXXXXXXX536380001	X
105	XXXXXXXX757740001
106	XXXXXXXX165080001	X
107	XXXXXXXX282820001
108	XXXXXXXX473250001	X
109	XXXXXXXX567980001	X
110	XXXXXXXX649630001	X
111	XXXXXXXX083320001	X
112	XXXXXXXX232340001	X
113	XXXXXXXX700190001	X
114	XXXXXXXX702400001	X
115	XXXXXXXX868290001	X

Exhibit 1 to Attachment A

Sample Receivable Number	Account Number	Removed Sample Receivable

116	XXXXXXXX897310001	X
117	XXXXXXXX651770001
118	XXXXXXXX739800001
119	XXXXXXXX751260001
120	XXXXXXXX751850001
121	XXXXXXXX943330001
122	XXXXXXXX041260001
123	XXXXXXXX222640001	X
124	XXXXXXXX419780001
125	XXXXXXXX024700001

Note:

To protect the personal information of the borrowers, all Account Numbers in this report have been redacted to only display the last 9 digits.

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Notes

Account number	Contract and System Screen Shots	i.

Origination date	Contract and System Screen Shots	ii.

Model	Contract and System Screen Shots

Original principal balance	Contract and System Screen Shots

Annual percentage rate	Contract and System Screen Shots

Monthly payment amount	Contract and System Screen Shots

Number of scheduled payments	Contract and System Screen Shots

Customer state	Contract

Electronic contract (Y/N)	Contract

VIN	Contract, System Screen Shots and Title

Model year	Contract, System Screen Shots and Title

Next payment due date	System Screen Shots

Current principal balance	System Screen Shots

Maturity date	System Screen Shots

FICO score	System Screen Shots

Approval type	System Screen Shots

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the origination date Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- one day.

A member firm of Ernst & Young Global Limited

Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

7	VIN	XXXXXXXXXXXXX2740	XXXXXXXXXXXXX7490

64	Maturity date	5/15/2021	5/25/2021

116	Model year	2015	Not listed

Note:

To protect the personal information of the borrowers, the VINs in this report have been redacted to only display the last 4 digits.

A member firm of Ernst & Young Global Limited

Exhibit 4 to Attachment A

Sample Characteristic Differences Between the Preliminary Data File and Final Data File

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Final Data File Value
64	Maturity date	5/15/2021	5/25/2021

A member firm of Ernst & Young Global Limited